UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09987

Eaton Vance Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 90.5%(1)

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.7%
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		5,347	$4,968,017
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		7,269	5,814,812
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		55,462	50,193,072
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		45,913	45,930,769
Term Loan, 3.75%, Maturing June 4, 2021		34,289	34,185,662

			$141,092,332

Automotive — 2.4%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 6.00%, Maturing April 27, 2020		11,671	$11,649,040
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		12,239	12,239,015
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		19,823	19,451,297
FCA US, LLC
Term Loan, 3.25%, Maturing December 31, 2018		8,328	8,334,880
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		55,108	52,766,219
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019		24,326	24,409,131
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021		5,968	5,833,231
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		30,213	30,083,112
Schaeffler AG
Term Loan, 4.25%, Maturing May 15, 2020		1,650	1,663,406
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	7,985	9,089,753
Term Loan, 4.50%, Maturing June 30, 2022		15,025	15,024,500
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		16,140	16,139,881

			$206,683,465

Beverage and Tobacco — 0.2%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		11,609	$10,447,875
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		3,000	2,535,000

			$12,982,875

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Brokerage / Securities Dealers / Investment Houses — 0.2%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	4,126	$4,094,791
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021	9,923	9,427,087

		$13,521,878

Building and Development — 1.8%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	14,231	$14,275,445
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	12,944	12,895,709
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	15,752	15,693,288
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	9,925	9,933,267
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 6, 2021	29,356	28,218,227
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022	2,456	2,467,184
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	12,725	12,674,157
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	6,628	6,626,972
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	1,547	1,549,303
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	17,276	17,120,628
Realogy Corporation
Term Loan, 4.88%, Maturing October 10, 2016	273	270,822
Term Loan, 3.75%, Maturing March 5, 2020	18,745	18,776,802
Summit Materials Companies I, LLC
Term Loan, 4.00%, Maturing July 17, 2022	7,717	7,725,523
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	6,227	6,161,131

		$154,388,458

Business Equipment and Services — 7.0%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	18,802	$18,625,793
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022	7,637	7,662,880
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	12,380	10,801,223

18	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 7, 2020		2,091	$1,913,148
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		17,302	16,664,146
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		17,191	17,067,215
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020		12,218	11,737,033
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 20, 2019		17,812	17,599,543
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022		3,523	3,492,545
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		36,230	25,723,366
Education Management, LLC
Revolving Loan, 2.07%, Maturing March 31, 2019(3)(4)		9,764	5,340,684
Term Loan, 5.50%, Maturing July 2, 2020(3)		5,464	3,085,984
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020(3)		9,885	529,825
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019		61,076	58,862,120
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		14,945	14,935,835
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		11,908	11,917,475
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,016	1,985,012
Term Loan, 4.00%, Maturing November 6, 2020		13,031	12,830,469
Term Loan, 4.75%, Maturing November 6, 2020	CAD	11,339	8,754,807
Global Payments, Inc.
Term Loan, 3.94%, Maturing April 22, 2023		7,075	7,153,122
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		23,299	23,226,034
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		37,396	37,481,944
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		7,162	7,177,766
ION Trading Finance Limited
Term Loan, 4.25%, Maturing June 10, 2021		8,913	8,890,449
Term Loan, 4.50%, Maturing June 10, 2021	EUR	15,355	17,657,075
KAR Auction Services, Inc.
Term Loan, 3.94%, Maturing March 11, 2021		21,968	22,033,404
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		47,454	47,507,652
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		30,485	31,056,684

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		13,820	$12,865,984
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		6,736	6,466,663
Term Loan, 4.50%, Maturing April 11, 2022		5,370	5,003,264
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		8,641	8,597,493
Prime Security Services Borrower, LLC
Term Loan, Maturing April 7, 2022(2)		11,800	11,856,640
RCS Capital Corporation
DIP Loan, 8.00%, Maturing August 8, 2016		8,375	8,401,172
Term Loan, 0.00%, Maturing April 29, 2019(5)		35,601	24,297,385
Term Loan - Second Lien, 0.00%, Maturing April 29, 2021(3)(5)		1,500	224,250
Sensus USA, Inc.
Term Loan, 6.50%, Maturing March 16, 2023		12,150	11,952,562
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		31,522	31,679,217
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		6,745	6,674,843
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		18,734	18,798,407
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		277	274,865
Term Loan, 4.25%, Maturing May 14, 2022		1,579	1,569,498

			$600,375,476

Cable and Satellite Television — 1.2%
Neptune Finco Corp.
Term Loan, 5.00%, Maturing October 9, 2022		25,750	$25,907,719
Numericable Group SA
Term Loan, 4.56%, Maturing July 29, 2022	EUR	5,199	5,975,297
Numericable U.S., LLC
Term Loan, 5.00%, Maturing January 15, 2024		8,925	8,995,659
Virgin Media Investment Holdings Limited
Term Loan, 3.65%, Maturing June 30, 2023		34,565	34,549,185
Term Loan, 4.25%, Maturing June 30, 2023	GBP	8,575	12,425,325
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	2,327	2,658,588
Term Loan, 3.75%, Maturing January 15, 2022	EUR	3,612	4,126,870
Term Loan, 3.75%, Maturing January 15, 2022	EUR	6,537	7,469,706

			$102,108,349

19	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics — 5.4%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		6,594	$6,585,406
Term Loan, 4.75%, Maturing October 4, 2019	EUR	6,293	7,206,045
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		3,421	3,416,866
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		3,914	3,855,003
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		54,425	54,428,766
Chemours Company (The)
Revolving Loan, 0.71%, Maturing May 12, 2020(4)		3,750	3,421,500
Term Loan, 3.75%, Maturing May 12, 2022		12,835	12,546,568
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 1, 2021		6,320	6,169,900
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		5,337	5,303,190
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		2,812	2,769,936
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		17,011	16,656,617
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		7,344	7,319,834
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021		29,625	29,624,822
Term Loan, 4.25%, Maturing April 1, 2023		5,625	5,667,187
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	5,593	6,347,173
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	16,166	18,260,059
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		49,893	49,932,661
Term Loan, 4.25%, Maturing March 31, 2022		9,009	8,987,233
Kraton Polymers, LLC
Term Loan, 6.00%, Maturing January 6, 2022		16,150	15,567,922
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		8,110	7,602,656
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020		6,194	6,091,775
Term Loan, 5.50%, Maturing June 7, 2020		8,048	7,913,754
Term Loan, 5.50%, Maturing June 7, 2020		30,615	30,109,888
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		18,924	18,936,104
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		8,186	8,217,047

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,875	$5,549,722
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		4,498	4,475,692
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		18,789	18,803,104
Term Loan, Maturing October 14, 2022(2)		12,675	12,767,426
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		7,281	7,289,861
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		2,635	2,613,549
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		971	971,319
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		5,504	5,485,795
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		7,011	6,940,672
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		4,169	4,163,289
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		32,368	31,422,205
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		10,199	10,088,267
Zep, Inc.
Term Loan, 5.50%, Maturing June 27, 2022		4,317	4,333,565

			$457,842,378

Clothing / Textiles — 0.1%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		12,858	$12,671,514

			$12,671,514

Conglomerates — 0.3%
Bestway UK Holdco Limited
Term Loan, 5.01%, Maturing October 6, 2021	GBP	276	$403,486
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		33,421	27,071,268
Samsonite International S.A.
Term Loan, Maturing April 13, 2023(2)		2,000	2,018,750

			$29,493,504

20	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 1.9%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		36,963	$36,986,394
Term Loan, 3.75%, Maturing January 6, 2021		37,485	37,585,307
Term Loan, 4.00%, Maturing October 1, 2022		12,090	12,141,693
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		32,168	32,238,196
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		22,202	22,298,674
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,356	3,334,723
Verallia
Term Loan, 5.00%, Maturing October 29, 2022	EUR	18,775	21,659,021

			$166,244,008

Cosmetics / Toiletries — 0.8%
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022		18,905	$18,373,297
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		4,031	4,039,630
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		42,374	41,539,584

			$63,952,511

Drugs — 1.9%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 25, 2019		19,525	$19,500,458
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		20,411	20,271,109
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022		33,142	33,086,690
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		2,953	2,881,640
Valeant Pharmaceuticals International, Inc.
Term Loan, Maturing October 20, 2018(2)		24,675	24,088,969
Term Loan, 4.75%, Maturing December 11, 2019		25,502	24,895,939
Term Loan, 4.75%, Maturing August 5, 2020		1,917	1,867,892
Term Loan, 5.00%, Maturing April 1, 2022		40,039	39,288,312

			$165,881,009

Ecological Services and Equipment — 0.4%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		14,523	$14,495,787
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		16,255	15,849,037

			$30,344,824

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical — 10.7%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021		27,344	$18,354,738
Avago Technologies Cayman Ltd.
Term Loan, 4.25%, Maturing February 1, 2023		99,925	100,167,918
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		13,552	13,111,848
CommScope, Inc.
Term Loan, 3.83%, Maturing December 29, 2022		11,766	11,800,196
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		11,531	8,341,114
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020		69,450	69,480,626
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022		3,615	3,615,429
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		6,378	6,375,764
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		13,448	12,539,809
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		9,704	9,676,483
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		59,155	59,317,238
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022		11,506	11,510,941
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		7,463	7,306,815
Term Loan, 3.75%, Maturing June 3, 2020		76,877	75,270,423
Term Loan, 4.00%, Maturing June 3, 2020	EUR	4,750	5,412,122
Informatica Corporation
Term Loan, 4.25%, Maturing August 5, 2022		28,382	28,048,286
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		7,400	7,104,240
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		9,727	9,726,750
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019		20,340	20,314,575
Term Loan, 5.25%, Maturing November 19, 2021		22,306	22,311,641
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		55,466	55,691,711
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021		19,020	19,019,644
Micron Technology, Inc.
Term Loan, 6.44%, Maturing April 26, 2022		4,625	4,656,797
Microsemi Corporation
Term Loan, 5.25%, Maturing January 15, 2023		2,483	2,503,754

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020	24,826	$24,825,617
Term Loan, 3.75%, Maturing December 7, 2020	18,055	18,139,391
ON Semiconductor Corporation
Term Loan, 5.25%, Maturing March 31, 2023	11,700	11,777,513
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	5,190	5,186,937
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	15,844	15,586,602
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	4,550	4,345,250
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	9,972	9,950,980
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	2,250	2,242,501
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	52,923	50,210,959
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	42,690	37,566,847
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	8,466	8,532,503
SS&C Technologies, Inc.
Term Loan, 4.01%, Maturing July 8, 2022	22,237	22,338,652
Term Loan, 4.02%, Maturing July 8, 2022	3,168	3,182,625
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	12,846	12,557,365
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	14,431	14,106,240
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	13,140	13,186,270
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	14,824	14,872,079
Wall Street Systems Delaware, Inc.
Term Loan, 4.25%, Maturing April 30, 2021	19,738	19,651,985
Western Digital Corporation
Term Loan, Maturing April 29, 2023(2)	13,200	13,010,250
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	26,637	26,865,419

		$909,794,847

Financial Intermediaries — 3.8%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	12,712	$12,330,742
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	6,200	5,983,000

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018		26,481	$26,497,459
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020		13,521	13,461,818
First Data Corporation
Term Loan, 3.94%, Maturing September 24, 2018		41,428	41,497,470
Term Loan, 4.19%, Maturing July 8, 2022		6,650	6,655,938
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021		24,662	24,353,389
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020		44,387	44,489,053
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021		13,063	12,932,276
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019		7,924	8,009,441
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020		6,866	6,874,588
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		2,278	2,278,266
Term Loan, 6.25%, Maturing September 4, 2018		8,318	8,317,512
Term Loan, 6.25%, Maturing September 4, 2018		12,699	12,699,375
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018		9,099	8,962,845
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019		6,838	6,777,905
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		22,355	22,214,888
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		11,747	11,776,187
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		50,193	44,138,835

			$320,250,987

Food Products — 3.6%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		53,177	$53,296,175
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		5,393	5,423,202
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	EUR	1,886	2,177,658
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		5,788	5,816,578
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		22,351	21,736,680

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		14,213	$14,213,079
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		9,814	9,678,784
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		32,722	32,742,293
Term Loan, 3.75%, Maturing September 18, 2020		27,349	27,417,122
Term Loan, 4.00%, Maturing October 30, 2022		8,279	8,272,353
Maple Holdings Acquisition Corp.
Term Loan, 5.25%, Maturing March 3, 2023		10,958	11,023,774
Meldrew Participations B.V.
Term Loan, 8.50%, (5.00% Cash, 3.50% PIK), Maturing October 31, 2019	EUR	11,885	10,504,115
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(6)	EUR	7,589	2,150,647
NBTY, Inc.
Term Loan, 3.75%, Maturing October 1, 2017		76,127	76,232,031
Oak Tea, Inc.
Term Loan, 4.25%, Maturing July 2, 2022		26,116	26,213,584

			$306,898,075

Food Service — 3.0%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		52,546	$52,693,772
Aramark Services, Inc.
Term Loan, 3.94%, Maturing July 26, 2016		42	40,764
Term Loan, 4.13%, Maturing July 26, 2016		11	10,496
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		9,603	9,236,612
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		27,571	27,631,074
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023		10,855	10,961,681
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018		6,349	6,316,830
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019		8,917	8,527,036
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		4,012	4,011,563
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		70,235	70,234,676
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		87,227	64,511,968

			$254,176,472

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food / Drug Retailers — 2.2%
Albertsons, LLC
Term Loan, 5.50%, Maturing March 21, 2019	40,278	$40,389,424
Term Loan, 5.13%, Maturing August 25, 2019	33,820	33,895,486
Term Loan, 5.50%, Maturing August 25, 2021	11,583	11,638,506
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	7,951	7,918,231
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	43,538	43,755,253
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	52,418	51,950,305

		$189,547,205

Health Care — 8.2%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	3,209	$3,241,469
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022	4,268	4,277,754
Akorn, Inc.
Term Loan, 6.00%, Maturing April 16, 2021	15,325	15,382,634
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	15,597	15,539,427
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	23,891	22,875,803
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	10,922	10,874,514
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	6,368	6,399,840
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	9,302	9,301,566
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	17,868	16,751,487
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	177	176,968
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	24,661	24,672,079
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	21,612	21,319,127
Term Loan, 4.00%, Maturing January 27, 2021	32,206	31,775,325
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	3,896	3,885,824
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	8,622	8,659,981
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	15,957	15,079,398

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	16,422	$15,991,002
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	46,597	46,713,017
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	507	507,323
Term Loan, 4.25%, Maturing August 30, 2020	1,664	1,664,818
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	6,284	6,314,691
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	21,976	21,941,873
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	12,469	12,125,859
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	15,293	15,283,718
Term Loan, 7.75%, Maturing May 15, 2018	26,196	26,130,318
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	49,508	49,507,731
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	23,308	23,249,463
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	53,275	53,321,454
Knowledge Universe Education, LLC
Term Loan, 6.00%, Maturing August 13, 2022	13,831	13,761,347
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	8,391	8,349,468
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	10,531	6,871,495
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	7,656	4,995,540
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	5,445	5,439,696
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022	4,963	4,891,040
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020	14,386	11,221,045
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	33,394	32,225,078
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	23,902	20,914,217
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	16,075	15,286,224
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	22,644	22,771,328

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Radnet Management, Inc.
Term Loan, 4.29%, Maturing October 10, 2018		26,821	$26,594,495
Select Medical Corporation
Term Loan, 6.00%, Maturing June 1, 2018		20,696	20,721,425
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		4,303	4,303,375
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		15,920	15,681,112
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		3,345	3,144,006

			$700,135,354

Home Furnishings — 0.5%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		44,040	$44,198,234

			$44,198,234

Industrial Equipment — 2.9%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		40,487	$39,753,464
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		5,870	5,761,427
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		19,221	18,992,622
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		41,122	38,539,401
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,414	6,908,398
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		19,956	19,881,140
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020		12,774	12,805,564
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		12,702	10,924,002
Paternoster Holding IV GmbH
Term Loan, 6.63%, Maturing February 10, 2022	EUR	11,800	13,356,211
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		58,107	57,816,189
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		8,678	8,623,678
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		5,576	4,851,012
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		8,143	7,786,774

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018	3,151	$2,993,815
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021	103	100,658

		$249,094,355

Insurance — 2.4%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022	12,082	$11,999,315
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019	4,641	4,664,227
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022	10,903	10,889,496
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019	16,145	16,133,361
Term Loan, 5.00%, Maturing August 4, 2022	42,363	42,129,598
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	19,275	18,618,455
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019	5,132	3,708,112
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	4,700	2,868,410
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020	43,643	43,316,000
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	53,879	53,289,426

		$207,616,400

Leisure Goods / Activities / Movies — 2.9%
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022	18,482	$18,519,662
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019	43,583	43,614,078
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	5,398	5,235,939
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	15,523	15,552,328
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	3,911	3,880,644
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021	284	282,863
Term Loan, 5.50%, Maturing May 8, 2021	2,198	2,192,184
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020	34,478	34,664,888

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022		16,026	$15,966,289
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022		13,084	13,198,863
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021		19,882	19,708,504
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		17,661	17,267,866
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)		6,478	2,591,003
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020		30,442	26,788,529
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		5,161	4,992,936
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		25,788	25,634,455

			$250,091,031

Lodging and Casinos — 2.7%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		4,367	$4,386,914
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		44,746	42,988,953
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		5,828	5,798,362
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		3,204	3,212,739
Caesars Entertainment Operating Company
Revolving Loan, 0.00%, Maturing January 28, 2017(5)		1,787	1,677,881
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		9,241	9,278,086
Gala Group Finance PLC
Term Loan, 5.01%, Maturing May 27, 2018	GBP	27,338	39,997,999
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		2,915	2,922,868
Term Loan, 5.50%, Maturing November 21, 2019		6,801	6,820,025
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		43,555	43,728,774
MGM Growth Properties, LLC
Term Loan, 4.00%, Maturing April 25, 2023		20,350	20,502,625
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		2,829	2,786,199

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	43,989	$43,439,007
Term Loan, 6.00%, Maturing October 1, 2021	5	4,534

		$227,544,966

Nonferrous Metals / Minerals — 1.6%
Alpha Natural Resources, LLC
DIP Loan, 10.00%, Maturing February 6, 2017	2,975	$2,826,250
Term Loan, 3.50%, Maturing May 22, 2020	19,719	7,517,878
Arch Coal, Inc.
DIP Loan, 5.00%, Maturing January 31, 2017(4)	9,320	9,104,833
Term Loan, 7.50%, Maturing May 16, 2018	40,018	16,732,727
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	8,118	8,118,000
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019	38,807	25,030,548
Foresight Energy, LLC
Term Loan, 7.50%, Maturing August 19, 2020	2,000	1,760,000
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017	3,765	2,984,129
Term Loan, 7.50%, Maturing April 16, 2020	21,774	14,806,524
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	2,436	852,759
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	24,864	24,774,047
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	8,146	8,059,265
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	12,825	12,119,625
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019(3)	2,000	817,400
Walter Energy, Inc.
Term Loan, 0.00%, Maturing April 2, 2018(5)	30,442	4,058,904

		$139,562,889

Oil and Gas — 3.9%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	51,567	$26,557,183
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020(3)	31,934	21,549,297
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	10,963	10,999,332

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
CITGO Petroleum Corporation
Revolving Loan, 1.18%, Maturing July 23, 2019(4)	12,500	$11,270,000
Term Loan, 4.50%, Maturing July 29, 2021	16,006	15,866,195
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	19,745	17,647,197
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	30,465	18,050,257
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	21,900	20,686,368
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	18,035	13,616,337
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	23,726	6,495,022
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	6,631	3,381,694
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	70,761	63,095,560
Paragon Offshore Finance Company
Term Loan, 5.25%, Maturing July 18, 2021	23,179	5,968,631
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(5)	18,250	288,952
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	67,374	33,139,829
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	962	505,115
Term Loan, 4.25%, Maturing December 16, 2020	2,580	1,354,394
Term Loan, 4.25%, Maturing December 16, 2020	18,545	9,736,326
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	3,219	1,705,954
Term Loan, 4.25%, Maturing October 1, 2019	5,270	2,792,957
Term Loan, 4.25%, Maturing October 1, 2019	39,769	21,077,614
Southcross Energy Partners L.P.
Term Loan, 5.25%, Maturing August 4, 2021	7,899	6,510,505
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	1,132	1,121,010
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	23,722	21,646,622

		$335,062,351

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing — 2.5%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)	197	$157,256
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	23,880	23,930,125
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	109,840	83,020,505
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	43,129	40,110,105
McGraw-Hill Global Education Holdings, LLC
Term Loan, 6.25%, Maturing March 22, 2019	13,590	13,611,369
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	7,711	7,055,538
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	2,701	2,700,790
Penton Media, Inc.
Term Loan, 4.75%, Maturing October 3, 2019	11,173	11,130,914
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	8,739	8,564,408
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	21,567	21,108,492

		$211,389,502

Radio and Television — 2.5%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	6,954	$6,634,871
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	6,723	5,770,251
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021	3,497	3,512,069
CCO Safari III, LLC
Term Loan, 3.50%, Maturing January 24, 2023	26,050	26,191,868
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	74,871	51,739,185
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018	5,833	5,835,646
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020	15,712	15,606,883
Gray Television, Inc.
Term Loan, 3.94%, Maturing June 13, 2021	4,518	4,529,003
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	8,055	7,860,335

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
iHeartCommunications, Inc.
Term Loan, 7.19%, Maturing January 30, 2019		33,740	$25,257,390
Term Loan, 7.94%, Maturing July 30, 2019		5,384	4,015,977
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		18,426	18,444,361
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		10,929	10,942,686
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		12,394	12,409,179
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		5,570	5,500,641
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		3,782	3,785,942
Term Loan, 4.00%, Maturing March 1, 2020		4,058	4,060,668

			$212,096,955

Retailers (Except Food and Drug) — 4.8%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		11,343	$7,330,486
B&M Retail Limited
Term Loan, 3.26%, Maturing May 21, 2019	GBP	6,850	9,871,262
Term Loan, 3.76%, Maturing April 28, 2020	GBP	5,450	7,877,954
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		22,468	22,485,550
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		24,097	21,687,551
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		20,651	20,743,107
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		24,554	20,993,408
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		4,880	4,914,118
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		43,857	35,101,606
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		16,538	16,382,976
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		9,619	9,450,422
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		29,469	29,546,081
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		24,243	23,142,948
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022		21,441	21,408,894

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		35,554	$35,483,550
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		10,241	9,140,093
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		9,702	9,071,545
Pilot Travel Centers, LLC
Term Loan, 3.75%, Maturing October 1, 2021		12,208	12,283,852
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		6,418	6,321,431
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		38,527	37,877,119
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		33,468	30,790,920
Vivarte SA
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(7)	EUR	6,825	7,916,560
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(8)	EUR	10,186	7,746,124
Term Loan, 0.10%, (0.10% Cash, 0.00% PIK), Maturing October 29, 2021(3)	EUR	2,588	0
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018		3,529	3,193,631

			$410,761,188

Steel — 1.5%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 4.25%, Maturing June 30, 2019		100,661	$95,262,700
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		20,888	20,875,262
Neenah Foundry Company
Term Loan, 6.76%, Maturing April 26, 2017		8,081	8,040,166

			$124,178,128

Surface Transport — 0.8%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 11, 2018		13,338	$13,353,838
Term Loan, 3.75%, Maturing March 11, 2018		21,650	21,352,313
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(4)		584	583,684
Term Loan, 4.00%, Maturing July 31, 2022		1,421	1,419,941
Term Loan, 4.00%, Maturing July 31, 2022		4,366	4,362,132
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		35,777	30,455,516

			$71,527,424

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications — 2.7%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	81,259	$76,403,400
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	22,151	20,545,284
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	4,310	4,325,128
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	9,839	7,969,396
Term Loan, 4.00%, Maturing April 23, 2019	30,908	25,035,640
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	46,387	46,425,501
Ziggo B.V
Term Loan, 3.60%, Maturing January 15, 2022	18,106	18,068,281
Term Loan, 3.65%, Maturing January 15, 2022	11,009	10,986,143
Term Loan, 3.65%, Maturing January 15, 2022	17,084	17,048,140

		$226,806,913

Utilities — 2.0%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	4,213	$4,142,612
Term Loan, 3.25%, Maturing January 31, 2022	10	9,612
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019	1,378	1,379,191
Term Loan, 4.00%, Maturing October 31, 2020	6,598	6,600,190
Term Loan, 3.50%, Maturing May 27, 2022	40,420	40,170,093
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	17,108	16,996,863
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	4,419	4,418,876
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	6,853	6,865,916
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	7,258	7,176,286
Term Loan, 5.50%, Maturing January 15, 2021	6,100	6,088,562
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	1,707	1,654,623
Term Loan, 5.00%, Maturing December 19, 2021	38,308	37,135,001
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 7, 2022	2,313	2,197,706
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 22, 2021	18,345	12,336,819
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	3,623	3,206,023

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021		21,193	$21,140,227

			$171,518,600

Total Senior Floating-Rate Loans (identified cost $8,276,653,561)			$7,719,834,457

Corporate Bonds & Notes — 4.6%

Security		Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,683,125

			$8,683,125

Cable and Satellite Television — 0.3%
Virgin Media Secured Finance PLC
5.375%, 4/15/21(9)		8,823	$9,252,597
6.00%, 4/15/21(9)	GBP	11,115	16,943,102

			$26,195,699

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20		16,525	$13,922,313
PQ Corp.
6.75%, 11/15/22(9)(10)		4,000	4,130,000

			$18,052,313

Containers and Glass Products — 0.5%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		44,500	$46,335,625

			$46,335,625

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(9)		3,000	$2,602,500
9.00%, 11/15/18(9)	CAD	4,500	2,815,414

			$5,417,914

Security		Principal Amount* (000’s omitted)	Value

Electronics / Electrical — 0.2%
Western Digital Corp.
7.375%, 4/1/23(9)		13,000	$13,130,000

			$13,130,000

Entertainment — 0.1%
Vougeot Bidco PLC
5.001%, 7/15/20(9)(11)	EUR	10,625	$12,210,567

			$12,210,567

Equipment Leasing — 0.1%
International Lease Finance Corp.
6.75%, 9/1/16(9)		2,325	$2,358,892
7.125%, 9/1/18(9)		2,325	2,556,337

			$4,915,229

Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(9)		5,952	$6,260,968

			$6,260,968

Food Products — 0.4%
Dole Food Co., Inc.
7.25%, 5/1/19(9)		18,000	$18,135,000
Iceland Bondco PLC
4.838%, 7/15/20(9)(11)	GBP	6,075	7,789,122
6.25%, 7/15/21(9)	GBP	7,000	9,143,882

			$35,068,004

Health Care — 1.0%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		14,975	$15,199,625
5.125%, 8/1/21		7,500	7,559,325
HCA, Inc.
4.75%, 5/1/23		9,766	10,034,565
inVentiv Health, Inc.
9.00%, 1/15/18(9)		15,375	15,913,125
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(9)		13,800	14,386,500
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,312,500
4.375%, 10/1/21		9,700	9,772,750

			$86,178,390

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Industrial Equipment — 0.0%(12)
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(13)		739	$334,970

			$334,970

Insurance — 0.0%(12)
Galaxy Bidco, Ltd.
5.593%, 11/15/19(9)(11)	GBP	2,500	$3,640,092

			$3,640,092

Lodging and Casinos — 0.5%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)		25,250	$22,914,375
9.00%, 2/15/20(5)		6,175	5,603,812
9.00%, 2/15/20(5)		14,975	13,552,375

			$42,070,562

Media — 0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(9)		7,000	$7,280,000

			$7,280,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(9)		11,500	$11,270,000

			$11,270,000

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19		8,994	$7,004,078
Univision Communications, Inc.
6.75%, 9/15/22(9)		8,140	8,669,100

			$15,673,178

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)		12,550	$12,393,125

			$12,393,125

Security		Principal Amount* (000’s omitted)	Value

Telecommunications — 0.2%
Wind Acquisition Finance SA
4.999%, 4/30/19(9)(11)	EUR	5,775	$6,636,306
6.50%, 4/30/20(9)		7,375	7,448,750

			$14,085,056

Utilities — 0.3%
Calpine Corp.
6.00%, 1/15/22(9)		3,000	$3,183,750
7.875%, 1/15/23(9)		15,040	16,130,400
5.875%, 1/15/24(9)		5,000	5,337,500

			$24,651,650

Total Corporate Bonds & Notes (identified cost $405,037,797)			$393,846,467

Asset-Backed Securities — 1.0%

Security		Principal Amount (000’s omitted)	Value
Apidos CLO XIV
Series 2013-14A, Class C1, 3.478%, 4/15/25(9)(11)		$5,600	$5,504,265
Series 2013-14A, Class D, 4.128%, 4/15/25(9)(11)		7,000	6,529,936
Series 2013-14A, Class E, 5.028%, 4/15/25(9)(11)		3,500	2,872,740
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class C1, 3.383%, 10/17/24(9)(11)		3,000	2,872,992
Series 2013-3A, Class D, 4.133%, 10/17/24(9)(11)		3,000	2,732,592
Series 2013-3A, Class E, 5.533%, 10/17/24(9)(11)		3,000	2,509,992
Avery Point II CLO, Ltd.
Series 2013-2A, Class C1, 3.383%, 7/17/25(9)(11)		4,000	3,833,923
Series 2013-2A, Class D, 4.083%, 7/17/25(9)(11)		3,330	2,961,619
Series 2013-2A, Class E, 4.883%, 7/17/25(9)(11)		3,330	2,333,639
Babson CLO, Ltd.
Series 2013-IA, Class C, 3.334%, 4/20/25(9)(11)		7,175	6,978,475
Series 2013-IA, Class D, 4.134%, 4/20/25(9)(11)		5,600	5,180,711
Series 2013-IA, Class E, 5.034%, 4/20/25(9)(11)		3,525	2,850,727
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 5.728%, 7/15/26(9)(11)		3,500	2,808,438
Carlyle Global Market Strategies CLO, Ltd.
Series 2013-3A, Class B, 3.278%, 7/15/25(9)(11)		5,000	4,869,012
Series 2013-3A, Class C, 4.028%, 7/15/25(9)(11)		3,000	2,792,106
Series 2013-3A, Class D, 5.228%, 7/15/25(9)(11)		2,400	2,008,656

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class A3L, 3.318%, 8/15/25(9)(11)	$3,250	$3,125,463
Series 2013-28A, Class B1L, 3.818%, 8/15/25(9)(11)	1,400	1,255,296
Series 2013-28A, Class B2L, 4.518%, 8/15/25(9)(11)	925	682,262
Madison Park Funding XII, Ltd.
Series 2014-12A, Class D, 4.134%, 7/20/26(9)(11)	3,250	3,011,580
Series 2014-12A, Class E, 5.734%, 7/20/26(9)(11)	3,250	2,653,619
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class C, 3.334%, 4/20/25(9)(11)	6,325	6,102,894
Series 2013-8A, Class D, 4.134%, 4/20/25(9)(11)	6,950	6,327,989
Palmer Square CLO, Ltd.
Series 2014-1A, Class D, 6.383%, 10/17/22(9)(11)	2,000	1,785,241
Wind River CLO, Ltd.
Series 2014-2A, Class E, 5.878%, 7/15/26(9)(11)	800	642,570

Total Asset-Backed Securities (identified cost $91,065,534)		$85,226,737

Common Stocks — 0.7%

Security	Shares	Value

Aerospace and Defense — 0.4%
IAP Global Services, LLC(3)(13)(14)(15)	2,577	$31,286,060

		$31,286,060

Automotive — 0.0%(12)
Dayco Products, LLC(13)(14)	88,506	$2,964,951

		$2,964,951

Business Equipment and Services — 0.0%
Education Management Corp.(3)(13)(14)	65,471,595	$0

		$0

Health Care — 0.1%
New Millennium Holdco, Inc.(13)(14)	421,318	$3,265,215

		$3,265,215

Lodging and Casinos — 0.0%(12)
Affinity Gaming, LLC(13)(14)	206,125	$2,834,222

		$2,834,222

Security	Shares	Value

Oil and Gas — 0.0%(12)
Southcross Holdings Group, LLC(13)(14)	1,281	$448,350
Southcross Holdings L.P., Class A(13)(14)	1,281	448,350

		$896,700

Publishing — 0.2%
ION Media Networks, Inc.(3)(13)(14)	28,605	$13,968,394
MediaNews Group, Inc.(3)(13)(14)	162,730	5,288,723
Nelson Education, Ltd.(3)(13)(14)	32,751	0

		$19,257,117

Total Common Stocks (identified cost $14,543,658)		$60,504,265

Convertible Preferred Stocks — 0.0%(12)

Security	Shares	Value

Business Equipment and Services — 0.0%(12)
Education Management Corp., Series A-1, 7.50%(3)(13)(14)	72,851	$645,460

Total Convertible Preferred Stocks (identified cost $5,141,580)		$645,460

Warrants — 0.0%

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%
Vivarte Luxco(3)(13)(14)	104,081	$0

Total Warrants (identified cost $38,148)		$0

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 3.0%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.53%(16)	$255,536	$255,535,607

Total Short-Term Investments (identified cost $255,535,607)		$255,535,607

Total Investments — 99.8% (identified cost $9,048,015,885)		$8,515,592,993

Less Unfunded Loan Commitments — (0.4)%		$(34,182,017)

Net Investments — 99.4% (identified cost $9,013,833,868)		$8,481,410,976

Other Assets, Less Liabilities — 0.6%		$54,413,287

Net Assets — 100.0%		$8,535,824,263

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after April 30, 2016, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(5)

Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(7)	Includes new money preferred shares that trade with the loan.

(8)	Includes Vivarte Class A shares and Luxco ordinary shares that trade with the loan.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $304,843,766 or 3.6% of the Portfolio’s net assets.

(10)	When-issued security.

(11)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2016.

(12)	Amount is less than 0.05%.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Non-income producing security.

(15)	Affiliated company (see Note 9).

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	644,280	CAD	817,000	Goldman Sachs International	5/31/16	$—	$(6,876)
USD	9,804,854	CAD	13,265,291	State Street Bank and Trust Company	5/31/16	—	(767,696)
USD	53,865,938	EUR	48,645,981	State Street Bank and Trust Company	5/31/16	—	(1,880,975)
USD	26,211,349	GBP	18,744,752	JPMorgan Chase Bank, N.A.	5/31/16	—	(1,179,278)
USD	65,678,687	EUR	58,241,328	HSBC Bank USA, N.A.	6/30/16	—	(1,129,426)
USD	21,496,419	GBP	14,967,671	Goldman Sachs International	6/30/16	—	(377,359)
USD	5,785,328	GBP	3,980,000	State Street Bank and Trust Company	6/30/16	—	(31,050)
USD	58,170,702	EUR	51,329,596	Goldman Sachs International	7/29/16	—	(762,061)
USD	58,554,781	GBP	40,257,947	State Street Bank and Trust Company	7/29/16	—	(283,936)

						$—	$(6,418,657)

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Abbreviations:

DIP	–	Debtor In Possession
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $8,758,298,261)	$8,225,875,369
Affiliated investment, at value (identified cost, $255,535,607)	255,535,607
Cash	56,033,069
Restricted cash*	7,420,000
Foreign currency, at value (identified cost, $6,097,840)	6,082,712
Interest receivable	37,519,028
Interest receivable from affiliated investment	104,822
Receivable for investments sold	41,694,450
Prepaid expenses	1,381,254
Total assets	$8,631,646,311

Liabilities
Payable for investments purchased	$80,843,010
Payable for when-issued securities	4,000,000
Payable for open forward foreign currency exchange contracts	6,418,657
Payable to affiliates:
Investment adviser fee	3,486,511
Trustees’ fees	5,667
Accrued expenses	1,068,203
Total liabilities	$95,822,048
Net Assets applicable to investors’ interest in Portfolio	$8,535,824,263

Sources of Net Assets
Investors’ capital	$9,074,480,198
Net unrealized depreciation	(538,655,935)
Total	$8,535,824,263

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest and other income	$229,091,086
Interest allocated from affiliated investment	413,333
Expenses allocated from affiliated investment	(15,961)
Total investment income	$229,488,458

Expenses
Investment adviser fee	$22,038,507
Trustees’ fees and expenses	34,000
Custodian fee	929,629
Legal and accounting services	677,117
Interest expense and fees	1,325,488
Miscellaneous	216,227
Total expenses	$25,220,968

Net investment income	$204,267,490

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(135,231,480)
Investment transactions allocated from affiliated investment	809
Foreign currency and forward foreign currency exchange contract transactions	8,845,258
Net realized loss	$(126,385,413)
Change in unrealized appreciation (depreciation) —
Investments	$67,394,367
Foreign currency and forward foreign currency exchange contracts	(8,210,759)
Net change in unrealized appreciation (depreciation)	$59,183,608

Net realized and unrealized loss	$(67,201,805)

Net increase in net assets from operations	$137,065,685

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$204,267,490	$494,331,626
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(126,385,413)	(21,019,593)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	59,183,608	(399,899,339)
Net increase in net assets from operations	$137,065,685	$73,412,694
Capital transactions —
Contributions	$123,173,891	$222,760,540
Withdrawals	(1,660,428,957)	(4,261,374,172)
Net decrease in net assets from capital transactions	$(1,537,255,066)	$(4,038,613,632)

Net decrease in net assets	$(1,400,189,381)	$(3,965,200,938)

Net Assets
At beginning of period	$9,936,013,644	$13,901,214,582
At end of period	$8,535,824,263	$9,936,013,644

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.58	%(2)	0.55%	0.52%	0.52%	0.54%	0.54%
Net investment income	4.66	%(2)	4.27%	3.89%	4.14%	4.72%	4.31%
Portfolio Turnover	7	%(3)	19%	34%	32%	42%	56%

Total Return	2.00	%(3)	0.56%	2.23%	5.08%	7.67%	4.30%

Net assets, end of period (000’s omitted)	$8,535,824		$9,936,014	$13,901,215	$16,648,042	$9,432,841	$9,694,334

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 87.9%, 11.8%, 0.2% and 0.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

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Eaton Vance

Floating Rate Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discountinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

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Eaton Vance

Floating Rate Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

K  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion, 0.450% from $10 billion up to $15 billion, 0.4375% from $15 billion up to $20 billion, 0.4275% from $20 billion up to $25 billion and 0.420% of average daily net assets of $25 billion or more, and is payable monthly. This fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the six months ended April 30, 2016, the Portfolio’s investment adviser fee amounted to $22,038,507 or 0.50% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments of Senior Loans, aggregated $559,673,852 and $1,958,193,464, respectively, for the six months ended April 30, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,014,118,806

Gross unrealized appreciation	$79,201,292
Gross unrealized depreciation	(611,909,122)

Net unrealized depreciation	$(532,707,830)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2016 is included in the Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

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Eaton Vance

Floating Rate Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $6,418,657. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $7,420,000 at April 30, 2016.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Forward foreign currency exchange contracts	$—	$(6,418,657	)(1)

Total Derivatives subject to master netting or similar agreements	$—	$(6,418,657)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

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Eaton Vance

Floating Rate Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Portfolio for such liabilities as of April 30, 2016.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Goldman Sachs International	$(1,146,296)	$—	$—	$1,146,296	$—
HSBC Bank USA, N.A.	(1,129,426)	—	—	340,000	(789,426)
JPMorgan Chase Bank, N.A.	(1,179,278)	—	—	1,080,000	(99,278)
State Street Bank and Trust Company	(2,963,657)	—	—	2,963,657	—

	$(6,418,657)	$—	$—	$5,529,953	$(888,704)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2016 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$9,449,463	$(8,434,780)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2016, which is indicative of the volume of this derivative type, was approximately $342,456,000.

6  Line of Credit

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $900 million ($1.175 billion prior to March 14, 2016) unsecured line of credit agreement with a group of banks, which is in effect through March 13, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above a prime rate, the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% (0.10% prior to March 14, 2016) on the daily unused portion of the line of credit is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense is approximately $620,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2016 is $1,092,668 and is included in prepaid expenses in the Statement of Assets and Liabilities. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. Average borrowings and the average interest rate (excluding fees) for the six months ended April 30, 2016 were $17,362,637 and 1.75%, respectively.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

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Eaton Vance

Floating Rate Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Investments in Affiliated Companies

Transactions in affiliated companies, defined as companies in which a fund owns 5% or more of the outstanding voting securities, by the Portfolio for the six months ended April 30, 2016 were as follows:

	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Realized gain (loss)

IAP Global Services, LLC	2,577	—	—	2,577	$31,286,060	$—	$—

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$7,645,541,929	$40,110,511	$7,685,652,440
Corporate Bonds & Notes	—	393,511,497	334,970	393,846,467
Asset-Backed Securities	—	85,226,737	—	85,226,737
Common Stocks	9,961,088	—	50,543,177	60,504,265
Convertible Preferred Stocks	—	—	645,460	645,460
Warrants	—	—	0	0
Short-Term Investments	—	255,535,607	—	255,535,607

Total Investments	$9,961,088	$8,379,815,770	$91,634,118	$8,481,410,976

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(6,418,657)	$—	$(6,418,657)

Total	$—	$(6,418,657)	$—	$(6,418,657)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

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Eaton Vance

Floating Rate Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2016 is not presented.

At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

11  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $10,668,000 (equal to 0.12% of net assets at April 30, 2016). The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

44

Eaton Vance

Floating-Rate Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

45

Eaton Vance

Floating-Rate Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Floating Rate Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services.

46

Eaton Vance

Floating-Rate Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

47

Eaton Vance

Floating-Rate Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Floating-Rate Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Eaton Vance Floating Rate Portfolio

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Fund and Eaton Vance Floating Rate Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

48

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

49

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Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7718    4.30.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	June 13, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 13, 2016

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	June 13, 2016